Property, plant and equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Reconciliation of changes in property, plant and equipment
Balance at the beginning of the year	$ 1,996,514	$ 1,978,462
Additions	299,773	196,717
Disposals	(12,031)	(10,982)
Depreciation	(187,465)	(195,437)
Foreign exchange (losses) gains	(141,843)	(18,958)
Transfers	(3,991)	2,671
Remeasurement of asset retirement obligation	20,777	43,789
Impairment	(3,283)
Transfers of assets held for sale		252
Balance at the end of the year	1,968,451	1,996,514
Borrowing costs capitalized	36,534	35,164
Cost/gross carrying amount
Reconciliation of changes in property, plant and equipment
Balance at the beginning of the year	4,170,586	4,130,590
Balance at the end of the year	4,179,485	4,170,586
Accumulated depreciation/amortization
Reconciliation of changes in property, plant and equipment
Balance at the beginning of the year	(2,174,072)	(2,152,128)
Balance at the end of the year	(2,211,034)	(2,174,072)
Land and improvements
Reconciliation of changes in property, plant and equipment
Balance at the beginning of the year	24,215	23,779
Additions		46
Disposals	(638)	(930)
Depreciation	(19)	(22)
Foreign exchange (losses) gains	(2,160)	(231)
Transfers	(22)	1,573
Balance at the end of the year	21,376	24,215
Land and improvements | Cost/gross carrying amount
Reconciliation of changes in property, plant and equipment
Balance at the beginning of the year	24,490	24,036
Balance at the end of the year	21,629	24,490
Land and improvements | Accumulated depreciation/amortization
Reconciliation of changes in property, plant and equipment
Balance at the beginning of the year	(275)	(257)
Balance at the end of the year	(253)	(275)
Dams and Buildings
Reconciliation of changes in property, plant and equipment
Balance at the beginning of the year	577,546	544,870
Additions	2,613	100
Disposals	(3,207)	(92)
Depreciation	(48,072)	(34,175)
Foreign exchange (losses) gains	(42,117)	(4,309)
Transfers	63,562	71,152
Balance at the end of the year	$ 550,325	$ 577,546
Average annual depreciation rates - %	4.00%	4.00%
Dams and Buildings | Cost/gross carrying amount
Reconciliation of changes in property, plant and equipment
Balance at the beginning of the year	$ 1,030,686	$ 980,242
Balance at the end of the year	1,002,885	1,030,686
Dams and Buildings | Accumulated depreciation/amortization
Reconciliation of changes in property, plant and equipment
Balance at the beginning of the year	(453,140)	(435,372)
Balance at the end of the year	(452,560)	(453,140)
Machinery, equipment and facilities
Reconciliation of changes in property, plant and equipment
Balance at the beginning of the year	917,821	980,326
Additions	2,878	5,761
Disposals	(6,985)	(2,915)
Depreciation	(131,099)	(142,519)
Foreign exchange (losses) gains	(58,574)	(6,381)
Transfers	78,485	83,297
Transfers of assets held for sale		252
Balance at the end of the year	$ 802,526	$ 917,821
Average annual depreciation rates - %	7.00%	7.00%
Machinery, equipment and facilities | Cost/gross carrying amount
Reconciliation of changes in property, plant and equipment
Balance at the beginning of the year	$ 2,422,254	$ 2,466,265
Balance at the end of the year	2,357,254	2,422,254
Machinery, equipment and facilities | Accumulated depreciation/amortization
Reconciliation of changes in property, plant and equipment
Balance at the beginning of the year	(1,504,433)	(1,485,939)
Balance at the end of the year	(1,554,728)	(1,504,433)
Assets and projects under construction, PPE
Reconciliation of changes in property, plant and equipment
Balance at the beginning of the year	235,501	219,254
Additions	294,229	185,688
Disposals	(1,148)	(6,917)
Foreign exchange (losses) gains	(28,827)	(3,965)
Transfers	(147,403)	(158,559)
Impairment	(3,283)
Balance at the end of the year	349,069	235,501
Assets and projects under construction, PPE | Cost/gross carrying amount
Reconciliation of changes in property, plant and equipment
Balance at the beginning of the year	235,501	219,254
Balance at the end of the year	349,069	235,501
Asset retirement obligation (ARO)
Reconciliation of changes in property, plant and equipment
Balance at the beginning of the year	77,135	36,716
Additions		4,303
Depreciation	(4,592)	(5,834)
Foreign exchange (losses) gains	(9,688)	(1,839)
Remeasurement of asset retirement obligation	20,777	43,789
Balance at the end of the year	$ 83,632	$ 77,135
Average annual depreciation rates - %	5.00%	5.00%
Asset retirement obligation (ARO) | Cost/gross carrying amount
Reconciliation of changes in property, plant and equipment
Balance at the beginning of the year	$ 178,662	$ 132,824
Balance at the end of the year	175,506	178,662
Asset retirement obligation (ARO) | Accumulated depreciation/amortization
Reconciliation of changes in property, plant and equipment
Balance at the beginning of the year	(101,527)	(96,108)
Balance at the end of the year	(91,874)	(101,527)
Mining projects
Reconciliation of changes in property, plant and equipment
Balance at the beginning of the year	158,483	168,638
Additions		240
Depreciation	(1,931)	(11,121)
Foreign exchange (losses) gains		(2,115)
Transfers	173	2,841
Balance at the end of the year	$ 156,725	$ 158,483
Average annual depreciation rates - %	8.00%	8.00%
Mining projects | Cost/gross carrying amount
Reconciliation of changes in property, plant and equipment
Balance at the beginning of the year	$ 243,938	$ 271,466
Balance at the end of the year	243,629	243,938
Mining projects | Accumulated depreciation/amortization
Reconciliation of changes in property, plant and equipment
Balance at the beginning of the year	(85,455)	(102,828)
Balance at the end of the year	(86,904)	(85,455)
Other PPE
Reconciliation of changes in property, plant and equipment
Balance at the beginning of the year	5,813	4,879
Additions	53	579
Disposals	(53)	(128)
Depreciation	(1,752)	(1,766)
Foreign exchange (losses) gains	(477)	(118)
Transfers	1,214	2,367
Balance at the end of the year	4,798	5,813
Other PPE | Cost/gross carrying amount
Reconciliation of changes in property, plant and equipment
Balance at the beginning of the year	35,055	36,503
Balance at the end of the year	29,513	35,055
Other PPE | Accumulated depreciation/amortization
Reconciliation of changes in property, plant and equipment
Balance at the beginning of the year	(29,242)	(31,624)
Balance at the end of the year	$ (24,715)	$ (29,242)